INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES
Schedule of inventories

	December 31,	December 31,
	2019	2018

Materials and supplies	$13,403	$11,548
Finished metal	8,213	12,745
In-circuit	329	458
	$21,945	$24,751